T. ROWE PRICE Retirement 2045 Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 2.5%
T. Rowe Price Funds:
New Income Fund  75,497 11,878 3,755 10,370,843 82,033
U.S. Treasury Long-Term Index
Fund  56,807 2,862 3,340 7,036,181 53,968
International Bond Fund (USD
Hedged)  26,381 396 1,225 3,167,135 25,717
Dynamic Global Bond Fund  16,424 3,853 927 2,385,810 18,657
Limited Duration Inflation
Focused Bond Fund  240 – – 51,288 240
Total Bond Mutual Funds (Cost $218,992) 180,615
EQUITY MUTUAL FUNDS 95.6%
T. Rowe Price Funds:
Growth Stock Fund (2) 1,185,947 2,956 103,575 13,667,950 1,163,416
Value Fund  1,080,304 2,956 42,258 27,374,957 1,114,161
Equity Index 500 Fund  725,643 15,838 44,461 6,233,807 740,763
Overseas Stock Fund  576,976 3,502 19,550 47,625,142 577,693
U.S. Large-Cap Core Fund  384,659 135,955 8,238 16,316,599 548,074
International Value Equity Fund  492,657 2,714 20,723 32,261,443 504,892
International Stock Fund  479,866 8,680 17,280 26,579,858 485,082
Real Assets Fund  312,577 103,015 9,735 30,992,339 426,764
Mid-Cap Growth Fund  263,330 6,072 10,533 2,752,876 279,637
Mid-Cap Value Fund  238,496 855 8,906 8,091,776 254,729
Emerging Markets Discovery
Stock Fund  212,069 1,090 9,819 16,520,521 216,254
Small-Cap Stock Fund  177,743 1,934 6,560 3,320,603 187,116
U.S. Equity Research Fund  256,569 320 96,472 4,111,264 181,019
Emerging Markets Stock Fund  181,881 626 8,078 5,097,741 176,943
Small-Cap Value Fund  143,016 5,532 5,246 3,087,767 156,117
New Horizons Fund (2) 114,434 2,616 4,221 2,223,776 122,797
Total Equity Mutual Funds (Cost $5,452,844) 7,135,457
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,177 108,310 108,523 9,358 939
Total Other Mutual Funds (Cost $931) 939
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 1.9%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 198,269 169,818 223,063 145,023,886 145,024

T. ROWE PRICE Retirement 2045 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.0%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.354%,
11/9/23 (4) 8,000,000 7,919
Total Short-Term Investments (Cost $152,943) 152,943
Total Investments in Securities 100.1%
(Cost $5,825,710) $ 7,469,954
Other Assets Less Liabilities (0.1)% (4,586)
Net Assets 100.0% $ 7,465,368
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2045 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 14 MSCI EAFE Index contracts 9/23 1,476 $ (24)
Short, 5 Russell 2000 E-Mini Index contracts 9/23 (475) (2)
Short, 29 S&P 500 E-Mini Index contracts 9/23 (6,548) (101)
Net payments (receipts) of variation margin to date 133
Variation margin receivable (payable) on open futures contracts $ 6

T. ROWE PRICE Retirement 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (117) $ (693) $ 234
Emerging Markets Discovery Stock Fund  (1,410) 12,914 —
Emerging Markets Stock Fund  (138) 2,514 —
Equity Index 500 Fund  12,318 43,743 3,027
Growth Stock Fund  28,568 78,088 —
International Bond Fund (USD Hedged)  (165) 165 240
International Stock Fund  1,295 13,816 —
International Value Equity Fund  2,240 30,244 —
Limited Duration Inflation Focused Bond Fund  — — —
Mid-Cap Growth Fund  182 20,768 —
Mid-Cap Value Fund  802 24,284 —
New Horizons Fund  492 9,968 —
New Income Fund  (457) (1,587) 890
Overseas Stock Fund  2,602 16,765 —
Real Assets Fund  (57) 20,907 —
Small-Cap Stock Fund  704 13,999 —
Small-Cap Value Fund  609 12,815 —
Transition Fund  (1,023) (25) 110
U.S. Equity Research Fund  254 20,602 —
U.S. Large-Cap Core Fund  699 35,698 —
U.S. Treasury Long-Term Index Fund  (966) (2,361) 511
Value Fund  3,047 73,159 —
U.S. Treasury Money Fund, 5.40% — — 2,268
Totals $ 49,479# $ 425,783 $ 7,280+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $7,280 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2045 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On June 26, 2023, the Board approved the reorganization of the T. Rowe Price Retirement I 2045 Fund (Acquired fund) into the fund. The reorganization is anticipated to close on or about February 16, 2024, and pursuant to which, the fund will acquire substantially all of the assets and liabilities of the Acquired fund in exchange for I Class shares of the fund. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2045 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2045 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 180,615 $ — $ — $ 180,615
Equity Mutual Funds 7,135,457 — — 7,135,457
Other Mutual Funds 939 — — 939
Short-Term Investments 145,024 7,919 — 152,943
Total $ 7,462,035 $ 7,919 $ — $ 7,469,954
Liabilities
Futures Contracts* $ 127 $ — $ — $ 127
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2045 Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F159-054Q1 08/23